UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                          Maxim Money Market Portfolio




MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value   (1)                                 $     349,059,535
     Cash                                                                                    294,210
     Interest receivable                                                                     258,910
     Subscriptions receivable                                                             12,395,988
                                                                                     ----------------
                                                                                     ----------------

     Total assets                                                                        362,008,643
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:
     Dividends payable                                                                         7,639
     Due to investment adviser                                                               173,614
     Redemptions payable                                                                   7,189,690
                                                                                     ----------------
                                                                                     ----------------

     Total liabilities                                                                     7,370,943
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     354,637,700
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $      35,463,770
     Additional paid-in capital                                                          319,173,930
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     354,637,700
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $            1.00
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                        1,100,000,000
     Outstanding                                                                         354,637,700

(1)  Cost of investments in securities:                                            $     349,059,535

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                                      $      2,676,501
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:
     Management fees                                                                      1,113,156
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     1,563,345
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $      1,563,345
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                         2004              2003
                                                                     --------------   ----------------
                                                                     --------------   ----------------
                                                                       UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $     1,563,345  $       5,955,292
                                                                     --------------   ----------------
                                                                     --------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (1,563,345)        (5,955,292)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                 195,784,461        909,953,395
     Reinvestment of distributions                                       1,571,035          5,964,124
     Redemptions of shares                                            (402,059,901)    (1,296,660,206)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Net decrease in net assets resulting from share transactions     (204,704,405)      (380,742,687)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Total decrease in net assets                                     (204,704,405)      (380,742,687)

NET ASSETS:
     Beginning of period                                               559,342,105        940,084,792
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     End of period                                                 $   354,637,700  $     559,342,105
                                                                     ==============   ================
                                                                     ==============   ================

OTHER INFORMATION:

SHARES:
     Sold                                                              195,784,461        909,953,395
     Issued in reinvestment of distributions                             1,571,035          5,964,124
     Redeemed                                                         (402,059,901)    (1,296,660,206)
                                                                     --------------   ----------------
                                                                     --------------   ----------------

     Net decrease                                                     (204,704,405)      (380,742,687)
                                                                     ==============   ================
                                                                     ==============   ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                           Six Months Ended      Year Ended December 31,
                                           June 30, 2004     2003          2002         2001          2000          1999
                                           --------------------------   -----------  -----------   -----------   -----------
                                           --------------------------   -----------  -----------   -----------   -----------
                                                   UNAUDITED
Net Asset Value, Beginning of Period     $      1.0000  $     1.0000  $     1.0005 $     1.0005  $     1.0005  $     1.0005

Income from Investment Operations

Net investment income                           0.0032        0.0074        0.0139       0.0373        0.0590        0.0471
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Income From Investment Operations         0.0032        0.0074        0.0139       0.0373        0.0590        0.0471
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Less Distributions

From net investment income                     (0.0032)      (0.0074)      (0.0139)     (0.0373)      (0.0590)      (0.0471)
From tax return of capital                                                 (0.0005)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Total Distributions                            (0.0032)      (0.0074)      (0.0144)     (0.0373)      (0.0590)      (0.0471)
                                           ------------   -----------   -----------  -----------   -----------   -----------
                                           ------------   -----------   -----------  -----------   -----------   -----------

Net Asset Value, End of Period           $      1.0000  $     1.0000  $     1.0000 $     1.0005  $     1.0005  $     1.0005
                                           ============   ===========   ===========  ===========   ===========   ===========
                                           ============   ===========   ===========  ===========   ===========   ===========


Total Return                                     0.32% o       0.73%         1.40%        3.80%         6.07%         4.81%

Net Assets, End of Period ($000)         $     354,638  $    559,342  $    940,085 $    914,544  $    718,264  $    722,697

Ratio of Expenses to Average Net Assets          0.46% *       0.46%         0.46%        0.46%         0.46%         0.46%

Ratio of Net Investment Income to
    Average Net Assets                           0.65% *       0.74%         1.38%        3.62%         5.93%         4.73%


 o Based on operations for the period shown and, accordingly, is not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        All short-term and money market securities are valued at amortized cost which approximates market value. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Dividends

        Dividends from net investment income of the Portfolio are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

Maxim Money Market Portfolio

BONDS

AGENCY --- 10.32%
  5,000,000 Fannie Mae **                                              5,000,000
            1.650% May 16, 2005
  5,000,000 Federal Farm Credit Bank ++                                5,000,000
            1.371% July 5, 2005
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.440% March 8, 2005
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.470% March 1, 2005
  5,000,000 Federal Home Loan Bank **                                  5,000,000
            1.500% May 4, 2005
  3,500,000 Federal Home Loan Bank **                                  3,500,000
            1.400% April 1, 2005
  2,500,000 Federal Home Loan Bank ++                                  2,499,691
            1.230% July 26, 2005
  5,000,000 Tennessee Valley Authority **                              5,007,118
            4.750% July 15, 2004
                                                                     $36,006,809

AGENCY ASSET BACKED --- 11.50%
  6,194,062 Fannie Mae ++                                              6,194,062
            Series 2003-W5 Class A
            1.410% April 25, 2033
  4,390,071 Fannie Mae ++                                              4,389,094
            Series 2002-T7 Class A1
            1.410% July 25, 2032
  2,578,263 Fannie Mae ++                                              2,578,263
            Series 2001-T9 Class A1
            1.410% September 25, 2031
  4,528,153 Fannie Mae ++                                              4,528,153
            Series 2002-T10 Class A1
            1.420% June 25, 2032
  6,212,489 Fannie Mae ++                                              6,212,489
            Series 2002-T13 Class A1
            1.400% August 25, 2032
  3,062,732 Freddie Mac ++                                             3,062,732
            Series T-32 Class A1
            1.430% August 25, 2031
  8,271,061 Freddie Mac ++                                             8,271,285
            Series T-35 Class A
            1.471% September 25, 2031
  2,525,421 Freddie Mac ++                                             2,525,421
            Series T-31 Class A7
            1.425% May 25, 2031
  1,961,827 Freddie Mac ++                                             1,962,489
            Series T-26 Class A1
            1.471% July 15, 2027
    428,026 Freddie Mac ++                                               428,026
            Series T-29 Class A1
            1.471% September 15, 2026
                                                                     $40,152,014

AGENCY MORTGAGE BACKED --- 2.99%
  2,949,592 Fannie Mae ++                                              2,938,610
            Series 2002-W5 Class A9
            1.700% November 25, 2030
  6,901,651 Fannie Mae ++                                              6,901,651
            Series 2001-T13 Class A1
            1.460% March 25, 2032
    329,350 Freddie Mac ++                                               329,350
            Series T-28 Class A1
            1.445% September 25, 2030
    258,590 Freddie Mac ++                                               258,590
            Series T20 Class A7
            1.450% December 25, 2029
                                                                     $10,428,201

TOTAL BONDS --- 24.81%                                               $86,587,024
(Cost $86,587,024)

SHORT-TERM INVESTMENTS

  1,800,000 Fannie Mae                                                 1,798,735
                  1.167%, July 23, 2004
  1,884,000 Fannie Mae                                                 1,883,157
                  1.167%, July 15, 2004
 10,000,000 Fannie Mae                                                 9,998,199
                  1.096%, July 7, 2004
    700,000 Fannie Mae                                                   699,549
                  1.177%, July 21, 2004
  8,300,000 Fannie Mae                                                 8,290,312
                  1.219%, August 5, 2004
    795,000 Fannie Mae                                                   792,866
                  1.424%, September 8, 2004
    300,000 Fannie Mae                                                   299,816
                  1.177%, July 20, 2004
    377,000 Fannie Mae                                                   375,877
                  1.435%, September 5, 2004
  5,450,000 Fannie Mae                                                 5,425,380
                  1.563%, October 15, 2004
 15,000,000 Fannie Mae                                                14,970,429
                  1.311%, August 25, 2004
 13,600,000 Fannie Mae                                                13,585,899
                  1.070%, August 4, 2004
 20,946,000 Fannie Mae                                                20,946,000
                  1.010%, July 1, 2004
 16,800,000 Fannie Mae                                                16,793,941
                  1.010, July 14, 2004
 20,544,000 Fannie Mae                                                20,525,981
                  1.180%, July 28, 2004
 10,000,000 Fannie Mae                                                 9,967,483
                  1.435%, September 22, 2004
  2,000,000 Federal Home Loan Bank                                     2,000,000
                  1.267%, July 1, 2004
  5,000,000 Federal Home Loan Bank                                     4,996,074
                  1.062%, July 28, 2004
  1,500,000 Federal Home Loan Bank                                     1,496,455
                  1.410%, September 1, 2004
    800,000 Federal Home Loan Bank                                       798,411
                  1.321%, August 25, 2004
  1,000,000 Federal Home Loan Bank                                       997,030
                  1.430%, September 15, 2004
  8,600,000 Freddie Mac                                                8,588,814
                  1.219%, August 9, 2004
  3,610,000 Freddie Mac                                                3,596,858
                  1.466%, September 30, 2004
    500,000 Freddie Mac                                                  499,930
                  1.024%, July 6, 2004
  2,000,000 Freddie Mac                                                1,999,094
                  1.182%, July 15, 2004
  4,600,000 Freddie Mac                                                4,588,177
                  1.383%, September 7, 2004
    200,000 Freddie Mac                                                  199,345
                  1.445%, September 22, 2004
 20,000,000 Freddie Mac                                               19,984,437
                  1.137%, July 26, 2004
 15,000,000 Freddie Mac                                               14,991,248
                  1.122%, July 20, 2004
    283,000 Freddie Mac                                                  282,051
                  1.445%, September 24, 2004
    300,000 Freddie Mac                                                  299,100
                  1.465%, September 14, 2004
    207,000 Freddie Mac                                                  206,232
                  1.527%, September 28, 2004
  5,000,000 Sallie Mae **                                              5,000,000
                  1.448%, October 21, 2004
  5,000,000 Sallie Mae **                                              5,000,000
                  1.421%, September 16, 2004
  6,000,000 Tennessee Valley Authority                                 5,998,588
                  1.227%, July 8, 2004
    300,000 Tennessee Valley Authority                                   299,798
                  1.172%, July 22, 2004
 16,000,000 Tennessee Valley Authority                                16,000,000
                  1.267%, July 1, 2004
18,700,000 International Bank for Reconstruction & Development       18,697,245
                  1.076%, July 6, 2004
19,600,000 United States of America                                  19,600,000
                  1.040%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 75.19%                             $262,472,511
(Cost $262,472,511)

TOTAL MAXIM MONEY MARKET PORTFOLIO --- 100%                         $349,059,535
(Cost $349,059,535)

Legend
** Security is an agency note with maturity date and interest rate indicated. ++ Represents the current interest rate for variable rate security. See Notes to Financial Statements.

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004